Capital Management (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Capital

The following table summarizes the capital of the Company:

	As at March 31,
	2018		2018		2017
	(In millions)
Equity*	US$	13,954.1	Rs.	909,441.8	Rs.	802,888.7
Short-term borrowings and current portion of long-term debt		4,254.5		277,287.4		179,526.7
Long-term debt		9,381.2		611,419.4		605,644.5

Total debt		13,635.7		888,706.8		785,171.2

Total capital (Debt + Equity)	US$	27,589.8	Rs.	1,798,148.6	Rs.	1,588,059.9

*	Details of equity :

	As at March 31,
	2018		2018		2017
	(In millions)
Total equity as reported in balance sheet	US$	14,023.2	Rs.	913,947.3	Rs.	538,842.2
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(757.8)		(49,388.8)		50,933.2
- Non-controlling interests		(3.0)		(197.8)		75.2
Hedging reserve		691.7		45,081.1		213,038.1

Equity as reported above	US$	13,954.1	Rs.	909,441.8	Rs.	802,888.7